Long-lived Assets	12 Months Ended
Dec. 31, 2014
Long lived Assets
Long-lived Assets
Long-lived Assets

Property and Equipment, Net

The details of our property and equipment and the related accumulated depreciation are set forth below:

	Estimated useful life at December 31, 2014	December 31,
		2014	2013
		in millions

Distribution systems	3 to 30 years	$26,286.5	$25,193.2
Customer premises equipment	3 to 5 years	6,213.9	6,126.0
Support equipment, buildings and land	3 to 50 years	4,024.4	3,581.9
		36,524.8	34,901.1
Accumulated depreciation		(12,684.2)	(10,926.2)
Total property and equipment, net		$23,840.6	$23,974.9

Depreciation expense of our continuing operations related to our property and equipment was $4,401.6 million, $3,499.6 million and $2,201.4 million during 2014, 2013 and 2012, respectively. Depreciation expense of our discontinued operations related to our property and equipment was nil, $11.5 million and $12.3 million during 2014, 2013 and 2012, respectively.
At December 31, 2014 and 2013, the amount of property and equipment, net, recorded under capital leases was $1,580.8 million and $1,877.3 million, respectively. Most of these amounts relate to assets included in our distribution systems category. Depreciation of assets under capital leases of our continuing operations is included in depreciation and amortization in our consolidated statements of operations.

During 2014, 2013 and 2012, we recorded non-cash increases to our property and equipment related to assets acquired under capital leases of $127.2 million, $143.0 million and $63.1 million, respectively. In addition, during 2014, 2013 and 2012, we recorded non-cash increases related to vendor financing arrangements of $975.3 million, $573.5 million and $246.5 million, respectively, which exclude related VAT of $114.9 million, $46.0 million and $28.5 million, respectively, that were also financed by our vendors under these arrangements.

Most of our property and equipment is pledged as security under our various debt instruments. For additional information, see note 10.

In May 2012, we began offering mobile services in Chile through a combination of our own wireless network and a third-party wireless access arrangement.  During the second quarter of 2013, we began exploring strategic alternatives with respect to VTR’s mobile operations, including alternatives that involved the use of expanded mobile virtual network operator (MVNO) arrangements.  Effective April 1, 2013, we reduced the useful lives of certain of VTR’s network equipment to reflect our then expectation that we would enter into a new MVNO arrangement and cease commercial use of VTR’s mobile network during the fourth quarter of 2013.  In September 2013, VTR (i) completed the process of migrating its mobile traffic to a third-party wireless network pursuant to its existing roaming agreement and (ii) ceased commercial use of its mobile network, which resulted in a further reduction in the useful lives of the aforementioned network equipment.  As a result of these reductions in useful lives, VTR’s mobile operations recognized aggregate incremental depreciation expense of $98.3 million during 2013.  In connection with the foregoing, we have recorded restructuring charges totaling $84.9 million during the third and fourth quarters of 2013. These restructuring charges include the fair value of (i) the remaining payments due under certain tower and real estate operating leases of $71.5 million and (ii) certain other required payments associated with VTR’s mobile network. In December 2013, VTR amended its existing roaming agreement with an agreement that provides for a full MVNO relationship. For information regarding our restructuring charges, see note 14.

During the fourth quarter of 2014, we recorded a $68.7 million impairment charge to reduce the carrying amount of certain of Ziggo’s internal-use software assets to zero. This internal-use software has no future service potential for Liberty Global as it will not be used by our combined operations in the Netherlands.
Goodwill

Changes in the carrying amount of our goodwill during 2014 are set forth below:

	January 1, 2014	Acquisitions and related adjustments	Foreign currency translation adjustments and other	December 31, 2014
	in millions
European Operations Division:
U.K./Ireland	$9,844.2	$2.1	$(601.2)	$9,245.1
The Netherlands	1,260.4	7,724.3	(379.7)	8,605.0
Germany	3,939.4	—	(482.5)	3,456.9
Belgium	2,255.1	—	(276.2)	1,978.9
Switzerland/Austria	4,031.1	2.3	(441.5)	3,591.9
Total Western Europe	21,330.2	7,728.7	(2,181.1)	26,877.8
Central and Eastern Europe	1,520.1	8.3	(226.3)	1,302.1
Total European Operations Division	22,850.3	7,737.0	(2,407.4)	28,179.9
Chile	508.5	—	(68.2)	440.3
Corporate and other	390.0	—	(8.6)	381.4
Total	$23,748.8	$7,737.0	$(2,484.2)	$29,001.6

Based on the results of our October 1, 2014 goodwill impairment test, a hypothetical decline of 20% or more in the fair value of one of our reporting units, Liberty Puerto Rico, could result in the need to record a goodwill impairment charge. At December 31, 2014, the goodwill associated with the Liberty Puerto Rico reporting unit, which is included in our corporate and other category, was $347.0 million. If, among other factors, (i) our equity values were to decline significantly or (ii) the adverse impacts of economic, competitive, regulatory or other factors were to cause our results of operations or cash flows to be worse than anticipated, we could conclude in future periods that impairment charges are required in order to reduce the carrying values of our goodwill and, to a lesser extent, other long-lived assets. Any such impairment charges could be significant.

At December 31, 2014 and 2013 and based on exchange rates as of those dates, the accumulated goodwill impairments of our continuing operations were $209.7 million and $239.6 million, respectively. These amounts represent accumulated impairments related to our broadband communications operations in Romania, which operations are included within the European Operations Division’s Central and Eastern Europe segment.
Changes in the carrying amount of our goodwill during 2013 are set forth below:

	January 1, 2013	Acquisitions and related adjustments	Reclassification of Chellomedia Disposal Group to discontinued operations	Foreign currency translation adjustments and other	December 31, 2013
		in millions
European Operations Division:
U.K./Ireland	$235.5	$9,000.8	$—	$607.9	$9,844.2
The Netherlands	1,206.2	—	—	54.2	1,260.4
Germany	3,770.3	—	—	169.1	3,939.4
Belgium	2,158.3	—	—	96.8	2,255.1
Switzerland/Austria	3,903.9	0.6	—	126.6	4,031.1
Total Western Europe	11,274.2	9,001.4	—	1,054.6	21,330.2
Central and Eastern Europe	1,509.5	—	—	10.6	1,520.1
Total European Operations Division	12,783.7	9,001.4	—	1,065.2	22,850.3
Chile	558.0	—	—	(49.5)	508.5
Corporate and other	535.9	77.2	(223.4)	0.3	390.0
Total	$13,877.6	$9,078.6	$(223.4)	$1,016.0	$23,748.8

Intangible Assets Subject to Amortization, Net

The details of our intangible assets subject to amortization are set forth below:

	Estimated useful life at December 31, 2014	December 31, 2014			December 31, 2013
		Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
		in millions

Customer relationships	4 to 15 years	$12,142.5	$(3,056.3)	$9,086.2	$8,116.7	$(2,458.4)	$5,658.3
Other	2 to 15 years	235.4	(131.8)	103.6	288.1	(151.0)	137.1
Total		$12,377.9	$(3,188.1)	$9,189.8	$8,404.8	$(2,609.4)	$5,795.4

In December 2013, Telenet’s management determined that it would no longer be able to utilize its spectrum rights as a result of the conclusion of negotiations with network operators in Belgium and the absence of regulatory alternatives. This resulted in a triggering event with respect to the intangible asset related to Telenet’s spectrum rights and, after performing an impairment analysis, Telenet recorded an impairment charge of $73.0 million during the fourth quarter of 2013 to reduce the carrying amount of this intangible asset to zero.

Amortization of intangible assets with finite useful lives of our continuing operations was $1,098.5 million, $776.8 million and $460.1 million during 2014, 2013 and 2012, respectively. Amortization of intangible assets with finite useful lives of our discontinued operations was nil, $17.6 million and $17.3 million during 2014, 2013 and 2012, respectively. Based on the amortizable intangible asset balances of our continuing operations at December 31, 2014, we expect that amortization expense will be as follows for the next five years and thereafter. The U.S. dollar equivalents of such amortization expense amounts as of December 31, 2014 are presented below (in millions):

2015	$1,406.8
2016	1,360.6
2017	1,226.4
2018	1,089.2
2019	1,086.8
Thereafter	3,020.0
Total	$9,189.8

Other Indefinite-lived Intangible Assets

At December 31, 2014 and 2013, franchise rights and other indefinite-lived intangible assets aggregating $557.0 million and $470.2 million, respectively, were included in other assets, net, in our consolidated balance sheets.